Shareholder Report, Holdings (Details)	May 31, 2026
C000040838 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000040838 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000040838 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000040838 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000040838 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000040838 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000040838 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000040838 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040838 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040838 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040838 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000040838 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000040838 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000040838 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040838 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000049244 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000049244 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000049244 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000049244 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049244 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000049244 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000049244 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000049244 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049244 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049244 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049244 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000049244 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000049244 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049244 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049244 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000049245 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000049245 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000049245 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000049245 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049245 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000049245 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000049245 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000049245 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049245 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049245 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049245 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000049245 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000049245 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049245 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049245 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244830 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000244830 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244830 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244830 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244830 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244830 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244830 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244830 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244830 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244830 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244830 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000244830 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000244830 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244830 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244830 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%